Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Components of Other Comprehensive Income

Components of other comprehensive income (loss)
	Year ended
	Dec. 31, 2014			Dec. 31, 2013			Dec. 31, 2012
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation:
Foreign currency translation adjustments arising during the period (a)	$(715)	$(91)	$(806)	$130	$62	$192	$80	$50	$130
Total foreign currency translation	(715)	(91)	(806)	130	62	192	80	50	130
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	582	(169)	413	(1,466)	577	(889)	1,611	(604)	1,007
Reclassification adjustment (b)	(91)	33	(58)	(129)	55	(74)	(162)	56	(106)
Net unrealized gain (loss) on assets available-for-sale	491	(136)	355	(1,595)	632	(963)	1,449	(548)	901
Defined benefit plans:
Prior service cost arising during the period	3	(1)	2	(2)	1	(1)	98	(41)	57
Net gain (loss) arising during the period	(766)	287	(479)	732	(303)	429	(298)	108	(190)
Foreign exchange adjustment	(2)	1	(1)	—	—	—	—	—	—
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost (b)	127	(50)	77	209	(83)	126	173	(69)	104
Total defined benefit plans	(638)	237	(401)	939	(385)	554	(27)	(2)	(29)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	23	(13)	10	136	(54)	82	242	(99)	143
Reclassification adjustment (b)	(41)	16	(25)	(124)	51	(73)	(239)	97	(142)
Net unrealized gain (loss) on cash flow hedges	(18)	3	(15)	12	(3)	9	3	(2)	1
Total other comprehensive income (loss)	$(880)	$13	$(867)	$(514)	$306	$(208)	$1,505	$(502)	$1,003

(a)	Includes the impact of hedges of net investments in foreign subsidiaries. See Note 23 for additional information.

(b)
The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the Consolidated Income Statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the Consolidated Income Statement. See Note 23 of the Notes to Consolidated Financial Statements for the location of the reclassification adjustment related to cash flow hedges on the Consolidated Income Statement.

Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
		ASC 820 Adjustments		Unrealized gain (loss) on assets available-for-sale	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive income (loss), net of tax
(in millions)	Foreign currency translation	Pensions	Other post-retirement benefits
2011 ending balance	$(651)	$(1,329)	$(96)	$450	$(1)	$(1,627)
Change in 2012	112	(65)	36	900	1	984
2012 ending balance	$(539)	$(1,394)	$(60)	$1,350	$—	$(643)
Change in 2013	151	554	—	(963)	9	(249)
2013 ending balance	$(388)	$(840)	$(60)	$387	$9	$(892)
Change in 2014	(681)	(396)	(5)	355	(15)	(742)
2014 ending balance	$(1,069)	$(1,236)	$(65)	$742	$(6)	$(1,634)